Consolidated statements of profit or loss and other comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Revenue from contracts with customers	$ 1,647,768	$ 1,168,774	$ 1,187,660
Cost of sales:
Operating costs	(116,526)	(94,685)	(133,385)
Crude oil stock fluctuation	1,720	(2,058)	(500)
Depreciation, depletion and amortization	(437,699)	(276,430)	(234,862)
Royalties and others	(243,950)	(176,813)	(188,677)
Other non-cash costs related to the transfer of conventional assets	(33,570)	(27,539)	0
Gross profit	817,743	591,249	630,236
Selling expenses	(140,334)	(68,792)	(59,904)
General and administrative expenses	(108,954)	(70,483)	(63,826)
Exploration expenses	(138)	(16)	(736)
Other operating income	54,127	203,812	26,698
Other operating expenses	(1,261)	302	(3,321)
Reversal (impairment) of long- lived assets	4,207	(24,585)	0
Operating profit	625,390	631,487	529,147
Interest income	4,535	1,235	809
Interest expense	(62,499)	(21,879)	(28,886)
Other financial income (expense)	23,401	(65,484)	(67,556)
Financial income (expense), net	(34,563)	(86,128)	(95,633)
Profit before income tax	590,827	545,359	433,514
Current income tax (expense)	(426,288)	(16,393)	(92,089)
Deferred income tax benefit (expense)	312,982	(132,011)	(71,890)
Income tax (expense)	(113,306)	(148,404)	(163,979)
Profit for the year, net	477,521	396,955	269,535
Other comprehensive income that shall not be reclassified to profit (loss) in subsequent years
- (Loss) profit from actuarial remeasurement related to employee benefits	(10,200)	6,565	(4,181)
- Deferred income tax benefit (expense)	3,570	(2,298)	1,463
Other comprehensive income for the year	(6,630)	4,267	(2,718)
Total comprehensive profit for the year	$ 470,891	$ 401,222	$ 266,817
Earnings per share
Basic (in US Dollars per share)	$ 4.979	$ 4.237	$ 3.068
Diluted (in US Dollars per share)	$ 4.633	$ 4	$ 2.755